Prepaid expenses, and other receivables and assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses Deposits And Other Assets Tables [Abstract]
Schedule of Prepaid expenses, and other receivables and assets

	As at
	December 31, 2023	December 31, 2022
Prepaid expenses	1,308	2,499
Accounts receivable	2,834	2,347
Brokerage firm receivables	7,023	4,804
Deposits and other receivables and assets	1,901	2,741
Total	13,067	12,391